Related Party Transactions	3 Months Ended	12 Months Ended
	May 31, 2012	Aug. 31, 2011
Related Party Disclosures
Related Party Transactions Disclosure

NOTE 6.  RELATED PARTY TRANSACTIONS

Between  March 1 , 2012  and  May 31 , 2012  David R. Koos the Company’s Chairman and Chief Executive Officer, made loans to the Company totaling $13,625. These loans are due and payable at the demand of David R. Koos and bear simple interest at a rate of 15% per annum.

As of May 31, 2012 the Company remains personally indebted to David R. Koos in the principal amount of $32,580. These loans are due and payable at the demand of David R. Koos and bear simple interest at a rate of 15% per annum.

As of May 31, 2012 Bio-Matrix Scientific Group, Inc. (“BMSN”), a major  shareholder of the Company, is indebted to the Company in the amount of $52,940. This amount is non interest bearing and is due at the demand of the Company.

NOTE 7.  RELATED PARTY TRANSACTIONS

Between September 1, 2010 and August 31, 2011, Bombardier Pacific Ventures (“Bombardier”), a company controlled by David R. Koos who is the Company’s Chief Executive Officer, made loans to the Company totaling $7,438. These loans are due and payable at the demand of Bombardier and bear simple interest at a rate of 15% per annum.

Between September 1, 2010 and August 31, 2011, David R. Koos personally made loans to the Company totaling $114,561. These loans are due and payable at the demand of David R. Koos and bear simple interest at a rate of 15% per annum.

As of August 31, 2011 the Company remains indebted to Bombardier in the amount of $1,281 consisting of interest accrued and unpaid on the Bombardier loans.

As of August 31, 2011 the Company remains indebted to David R. Koos in the amount of $31,756 consisting of the remaining principal amount of the Koos Loans ($28,963) plus interest accrued but unpaid on the Koos loans ($2,793).

On June 15, 2009 the Company entered into an agreement with Bio Matrix Scientific Group, Inc. (“BMSN”), a significant shareholder of the Company, whereby the Company has agreed to sublease approximately 3,000 square feet of office space from BMSN for a term of 3 years for consideration consisting of monthly rental payments of $4,100 per month.  Beginning October 2010 the Company has been paying rental expenses directly to the owner of the subleased space and is currently carrying a balance of $59,500 of rental expenses prepaid to BMSN.

On April 4, 2011, the Company issued 600,000 shares of common stock to David Koos, CEO, in lieu of outstanding loans to Mr. Koos and to Bombardier, a company controlled by Mr. Koos. The loan balances and accrued interest were paid in the amount of $251,178.

On June 9, 2011, the Company issued 5,000 shares of Series AA Preferred Stock to David Koos, the Company’s CEO as payment of Accrued Salary in the amount of $2,000.